Credit Risk - Disclosure of Credit Performance by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 223,840	£ 213,525
Loss allowance	1,007	866
Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	187,141	177,297
Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	7,520	8,311
Loss allowance	£ 293	£ 198
Stage 3 ratio	3.71%	4.23%
Gross write-offs	£ 110	£ 103
Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,519	3,532
Loss allowance	£ 19	£ 22
Stage 3 ratio	6.58%	7.20%
Gross write-offs	£ 11	£ 6
Everyday Banking | Other unsecured
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,001	4,779
Loss allowance	£ 274	£ 176
Stage 3 ratio	2.27%	2.03%
Gross write-offs	£ 99	£ 97
Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,982	2,000
Loss allowance	62	47
Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,558	2,341
Loss allowance	130	89
Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	461	438
Loss allowance	82	40
Everyday Banking | Total Undrawn
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	35	26
Everyday Banking | Total Undrawn | Business banking
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	3	0
Everyday Banking | Total Undrawn | Other unsecured
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	32	26
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,384	4,984
Loss allowance	£ 67	£ 52
Stage 3 ratio	0.54%	0.49%
Gross write-offs	£ 19	£ 25
Consumer Finance | Total Undrawn
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	0	0
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	393	425
Maximum exposure to credit risk	27,565	27,444
Loss allowances	394	425
Corporate & Commercial Banking | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,123	14,655
Loss allowances	355	376
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,407	4,849
Loss allowances	38	46
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,035	7,940
Loss allowances	1	3
Corporate & Commercial Banking | Fully performing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,540	23,371
Corporate & Commercial Banking | Fully performing | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,796	11,227
Corporate & Commercial Banking | Fully performing | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,765	4,344
Corporate & Commercial Banking | Fully performing | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,979	7,800
Corporate & Commercial Banking | Enhanced monitoring
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	580	724
Corporate & Commercial Banking | Enhanced monitoring | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	431	520
Corporate & Commercial Banking | Enhanced monitoring | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	103	204
Corporate & Commercial Banking | Enhanced monitoring | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	46	0
Corporate & Commercial Banking | Proactive management
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,873	2,521
Corporate & Commercial Banking | Proactive management | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,383	2,161
Corporate & Commercial Banking | Proactive management | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	480	220
Corporate & Commercial Banking | Proactive management | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10	140
Corporate & Commercial Banking | Stage 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	572	828
Corporate & Commercial Banking | Stage 3 | SME and mid corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	513	747
Corporate & Commercial Banking | Stage 3 | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	59	81
Corporate & Commercial Banking | Stage 3 | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Stage 1 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	171,733	164,381
Stage 1 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6,300	7,410
Stage 1 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,223	3,076
Stage 1 | Everyday Banking | Other unsecured
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,077	4,334
Stage 1 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,730	1,910
Stage 1 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,192	2,125
Stage 1 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	155	299
Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,005	4,760
Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	23,105	20,703
Stage 2
Disclosure of credit risk exposure [line items]
Loss allowance	516	330
Stage 2 | Total Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	39	16
Stage 2 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,576	11,118
Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	975	575
Stage 2 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	133	201
Stage 2 | Everyday Banking | Other unsecured
Disclosure of credit risk exposure [line items]
Loans and advances to customers	842	374
Stage 2 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	231	73
Stage 2 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	329	181
Stage 2 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	282	120
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	350	200
Loss allowance	27	17
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	155	119
Maximum exposure to credit risk	3,888	5,913
Stage 3 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,832	£ 1,798
Stage 3 ratio	0.99%	1.02%
Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 245	£ 326
Stage 3 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	163	255
Stage 3 | Everyday Banking | Other unsecured
Disclosure of credit risk exposure [line items]
Loans and advances to customers	82	71
Stage 3 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	21	17
Stage 3 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	37	35
Stage 3 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	24	19
Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	29	24
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	572	828
Credit risk | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	187,141	177,297
Loss allowance	£ 253	£ 191
Stage 1 ratio	91.76%	92.72%
Stage 2 ratio	7.25%	6.27%
Stage 3 ratio	0.99%	1.02%
Credit risk | Stage 1 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 171,733	£ 164,381
Credit risk | Stage 2 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,576	11,118
Credit risk | Stage 3 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,832	£ 1,798